Payables to non-controlling interests	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
(12)	Payables to non-controlling interests

In November 2012, a third party (“Party A”) contributed RMB 100,000 to Hainan Yingli to acquire 5.825% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 100,000 plus 5% annual interest in 5 years.

In December 2013, another third party (“Party B”) contributed RMB 100,000 to Hainan Yingli to acquire 5.50% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to purchase such equity interest from the investor in the amount of RMB 100,000 plus 6.15% annual interest in 2 years. As of December 31, 2015, the Company hasn’t paid the amount of RMB 100,000 overdue and the Company is still in negotiation with Party B about the extension of the repayment schedule.

In November 2015, Party B contributed a land use right with fair value of RMB 728,116 (US$ 112,402) to Hainan Yingli to acquire 21.84% equity interest of Hainan Yingli. Pursuant to the agreement between Yingli China and the investor, Yingli China is obligated to repurchase such equity interest from the investor in the amount of RMB 728,116 (US$ 112,402) plus benchmark interest rate in 10 years, among which, RMB 23,000 would be paid within two months, RMB 82,000 would be paid within 3 year, and the remaining of 623,116 would be paid within 10 years,. Because of Yingli China’s contractual obligations to purchase the equity interests from these investors, the equity contributions made by the investors plus accrued interest have been recorded as liabilities. This land use right was subsequently disposed by Hainan Yingli in December 2015(refer to note 6). As in substance the whole arrangement is financing, proceeds received from the disposal were presented as financing activities.

Based on the above repurchase schedule, RMB 107,790 and RMB 135,339 (US$ 20,893) have been recorded in “other current liabilities”, RMB 110,458 and RMB 821,276 (US$ 126,783) have been recorded in “other non-current liabilities” in the consolidated balance sheet as of December 31, 2014 and 2015, respectively.